Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [abstract]
Summary of financial risk management objectives	The financial risk management objectives of the Group are defined as follows:

Risk management objectives	Description

Credit risk
Counterparty exposure
The objective is to only deal with approved counterparts that are of a sound financial standing. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ national credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Investment risk management	The objective is to achieve optimal returns on surplus funds.
Liquidity risk
Liquidity risk management	The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.
Funding risk management	The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.
Market risk
Currency risk management	The objective is to manage the adverse effect of the currency fluctuations on the Group’s results.
Interest rate risk management	The objective is to identify opportunities to prudently manage interest rate exposures.
Commodity price risk management
The Group’s policy is to remain unhedged to the gold price. However, hedges are sometimes undertaken as follows:
•to protect cash flows at times of significant expenditure;
•for specific debt servicing requirements; and
•to safeguard the viability of higher cost operations.

Other risks
Operational risk management	The objective is to implement controls to adequately mitigate the risk of error and/or fraud to an acceptable level.
Banking relations management
The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are coordinated and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Schedule of combined maximum credit risk exposure	The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Environmental trust funds	109.6	98.8
Trade and other receivables[1]	91.5	71.8
Loan advanced – contractor	—	23.4
Cash and cash equivalents	648.7	769.4
[1]Trade and other receivables above exclude VAT, prepayments, payroll receivables and diesel rebates amounting to US$159.9 million (2022:
US$126.2 million).
Summary of the exposure to credit risk for trade receivables by geographic region	At 31 December 2023, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Ghana	1.5	18.7
Australia	41.3	—
Peru	18.2	29.6
Total trade receivables	61.0	48.3

Summary of analysis for non derivative financial liabilities and derivative financial liabilities	The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
41.Risk management activities continued

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total

2023
Trade and other payables	532.4	—	—	532.4
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	583.5	132.0	500.0	1,215.5
– Interest	51.0	153.4	11.5	215.9
– C$ borrowings[4]
– Capital	—	23.9	—	23.9
– Interest	1.7	5.7	—	7.4
Environmental rehabilitation costs[5]	47.5	187.4	363.2	598.1
Lease liabilities	100.7	245.3	203.0	549.0
South Deep dividend	0.7	1.8	0.7	3.2
Total	1,317.5	749.5	1,078.4	3,145.4
2022
Trade and other payables	501.2	—	—	501.2
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	—	583.5	500.0	1,083.5
– Interest	61.1	133.6	42.1	236.8
Environmental rehabilitation costs[4]	17.2	42.4	505.2	564.8
Lease liabilities	84.8	232.3	195.1	512.2
South Deep dividend	0.8	2.4	1.2	4.4
Total	665.1	994.2	1,243.6	2,902.9
[1]Spot Rate: R18.30 = US$1.00 (2022: R17.02 = US$1.00).
2US$ borrowings – Spot SOFR (one month fix) rate adjusted by specific facility agreement: 5.330% (2022: LIBOR 4.392% (one month fix)).
[3]The capital amounts of the US$500 million five-year notes issue and the US$500 million 10-year notes issue (2022: US$500 million five-year notes issue and the US$500 million 10-year notes issue) in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.
4C$ borrowings – Spot CDOR (one month fix) rate adjusted by specific facility agreement: 5.455%.
[5]Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer to note 28.1). In South Africa and Ghana, US$109.6 million (2022: US$98.8 million)
of the environmental rehabilitation costs are funded through the environmental trust funds.
Market risk
Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures, Gold Fields may enter into derivative financial instruments to manage some of these exposures.
The table on the following page summarises the (loss)/gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:
Summary of gain loss from derivative financial instruments

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Ghana oil hedge	—	13.5	13.4
Peru copper hedge	—	—	(31.8)
Australia gold hedge	—	—	(25.6)
Australia oil hedge	—	8.4	7.6
Salares Norte foreign currency hedge	—	2.1	(60.0)
Maverix warrants – gain on fair value	—	—	(4.0)
Gain/(loss) on financial instruments	—	24.0	(100.4)
Comprised of:
Unrealised gain/(loss) and prior year mark-to-market reversals on derivative contracts	—	1.8	(53.0)
Realised gain/(loss) on derivative contracts	—	22.2	(43.4)
Maverix warrants – loss on fair value	—	—	(4.0)
Gain/(loss) on financial instruments	—	24.0	(100.4)

Summary of effect of change in finance expense on group's shareholders' equity

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%

2023
(Decrease)/increase in OCI[1]	(6.6)	(3.3)	3.3	6.6
2022
(Decrease)/increase in OCI[1]	(3.5)	(1.7)	1.7	3.5
[1]Spot rate: R18.30 = US$1.00  (2022: R17.02 = US$1.00)
The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine model increased/
decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(2.5%)	(5.0%)	5.0%	2.5%

2023
Increase/(decrease) in OCI	3.0	6.3	(5.5)	(2.8)
2022
Increase/(decrease) in OCI	4.7	10.1	(8.0)	(4.2)

			United States Dollar
Sensitivity to preference share price risk Figures in millions unless otherwise stated			(Decrease)/increase in timing of cash flows
			1 year earlier	1 year later

2023
Increase/(decrease) in OCI			10.8	(16.5)
2022
Increase/(decrease) in OCI			10.3	(10.9)
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
41.Risk management activities continued
Windfall Project contingent consideration
The Group is exposed to price risk because of the Windfall contingent consideration which is designated at fair value through profit or loss. The Group elected to capitalise fair value movements in the contingent consideration. The fair value of the contingent consideration is based on the expected cash flows and timing. Refer to note 17 for further details.
The tables below summarise the impact of increases/decreases on the carrying value of the equity accounted investee in case of changes in the key inputs used to value the contingent consideration. The first analysis is based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	1.0%

2023
Increase/(decrease) in equity accounted investee	3.3	(2.8)

	United States Dollar
Sensitivity to price risk	(Decrease)/increase in timing of cash flows
Figures in millions unless otherwise stated	6 months earlier	6 months later

2023
Increase/(decrease) in equity accounted investee	—	(6.7)

Summary of effect of change in finance expense on group's profit or loss had LIBOR and prime differed as indicated	The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR,
SOFR, BBSY and CDOR differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%

2023
Sensitivity to LIBOR/SOFR/CDOR interest rates	(1.7)	(1.2)	(0.6)	0.6	1.2	1.7
Sensitivity to BBSY interest rates[1]	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2
Change in finance expense	(2.9)	(2.0)	(1.0)	1.0	2.0	2.9
2022
Sensitivity to LIBOR interest rates	(1.3)	(0.8)	(0.4)	0.4	0.8	1.3
Sensitivity to BBSY interest rates[1]	(1.2)	(0.8)	(0.4)	0.4	0.8	1.2
Change in finance expense	(2.5)	(1.6)	(0.8)	0.8	1.6	2.5
[1]Average rate: A$0.68= US$1.00 (2022: A$0.69 = US$1.00).